As filed with the Securities and Exchange Commission on August 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21487

Helios Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

Helios Strategic Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.0%
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4	5.20%	12/11/38	$625	$705,970
Series 2007-T28, Class A4 1	5.74	09/11/42	670	779,464
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4	5.32	12/11/49	1,000	1,110,718
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 1	6.00	12/10/49	500	582,624
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4	5.44	03/10/39	1,000	1,109,329
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class A4 1	6.06	04/15/45	650	741,757
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4	5.16	02/15/31	670	746,358
Series 2006-C6, Class A4	5.37	09/15/39	670	761,054
Morgan Stanley Capital I
Series 2007-T27, Class A4 1	5.82	06/11/42	660	766,730
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5	5.34	12/15/43	890	960,405
Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $7,875,156)				8,264,409
INVESTMENT GRADE CORPORATE BONDS - 22.3%
Automotive - 1.3%
Ford Motor Co. 2
(Cost $411,460)	6.50	08/01/18	450	508,500
Basic Industry - 8.3%
Alcoa, Inc. 2	5.55	02/01/17	1,000	1,091,590
ArcelorMittal 2,6	6.13	06/01/18	500	506,973
The Dow Chemical Co. 2	5.70	05/15/18	1,000	1,170,389
Westlake Chemical Corp. 2	6.63	01/15/16	500	513,125
Total Basic Industry
(Cost $2,717,340)				3,282,077
Capital Goods - 1.5%
Tyco Electronics Group S.A. 2,6
(Cost $471,159)	6.55	10/01/17	500	596,906
Consumer Cyclical -0.8%
International Game Technology
(Cost $286,398)	7.50	06/15/19	250	297,912
Consumer Non-Cyclical - 5.1%
Altria Group, Inc. 2	9.70	11/10/18	500	691,884
Anheuser-Busch InBev Worldwide, Inc. 2	7.75	01/15/19	1,000	1,320,754
Total Consumer Non-Cyclical
(Cost $1,575,910)				2,012,638
Energy - 1.1%
SESI LLC 2
(Cost $418,209)	6.88	06/01/14	425	425,000
Media - 1.7%
Time Warner Cable, Inc. 2
(Cost $497,326)	8.25	04/01/19	500	653,349
Telecommunications - 2.5%
Qwest Corp. 2
(Cost $965,731)	6.88	09/15/33	1,000	995,000
Total INVESTMENT GRADE CORPRATE BONDS
(Cost $7,343,533)				8,771,382
HIGH YIELD CORPORATE BONDS - 83.6%
Automotive - 5.2%
American Axle & Manufacturing, Inc.	7.75	11/15/19	175	185,062
American Axle & Manufacturing, Inc. 2	7.88	03/01/17	500	516,250
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25	06/15/21	375	385,312
Jaguar Land Rover PLC 3,4,6	8.13	05/15/21	400	413,000
Motors Liquidation Co. 8	7.13	07/15/33	250	25
Motors Liquidation Co. 8	8.38	07/15/33	1,250	125
Pittsburgh Glass Works LLC 3,4	8.50	04/15/16	520	478,400
Visteon Corp.	6.75	04/15/19	80	77,800
Total Automotive
(Cost $1,936,351)				2,055,974
Basic Industry - 14.5%
AK Steel Corp. 2	7.63	05/15/20	200	169,000
Arch Coal, Inc. 2	8.75	08/01/16	475	453,625
Associated Materials LLC/AMH New Finance, Inc. 2	9.13	11/01/17	500	446,250
Building Materials Corporation of America 3,4	6.75	05/01/21	150	160,500
Cascades, Inc. 2,6	7.88	01/15/20	525	525,000
CONSOL Energy, Inc. 2	8.25	04/01/20	500	525,000
FMG Resources August 2006 Property Ltd. 3,4,6	6.88	04/01/22	450	453,375
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00	11/15/20	600	517,500
Ineos Finance PLC 3,4,6	9.00	05/15/15	275	290,125
Ineos Group Holdings SA 2,3,4,6	8.50	02/15/16	525	481,687
Masonite International Corp. 2,3,4,6	8.25	04/15/21	530	545,900

Helios Strategic Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Ply Gem Industries, Inc.	8.25%	02/15/18	$245	$240,100
Solutia, Inc.	8.75	11/01/17	175	196,656
Verso Paper Holdings LLC/Verso Paper, Inc. 3,4	11.75	01/15/19	375	378,750
Xerium Technologies, Inc. 2	8.88	06/15/18	395	311,063
Total Basic Industry
(Cost $5,920,639)				5,694,531
Capital Goods - 8.8%
Berry Plastics Corp. 2	9.50	05/15/18	525	559,125
Crown Cork & Seal Company, Inc. 2	7.38	12/15/26	500	530,000
Mueller Water Products, Inc. 2	7.38	06/01/17	350	350,000
Owens-Illinois, Inc. 2	7.80	05/15/18	400	455,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 2,3,4	9.00	04/15/19	525	523,688
Tekni-Plex, Inc. 3,4	9.75	06/01/19	275	277,750
Terex Corp.	6.50	04/01/20	200	202,500
Terex Corp. 2	8.00	11/15/17	325	337,188
Trimas Corp. 2	9.75	12/15/17	196	215,600
Total Capital Goods
(Cost $3,238,927)				3,451,351
Consumer Cyclical - 2.4%
DineEquity, Inc.	9.50	10/30/18	85	93,075
Levi Strauss & Co. 2	7.63	05/15/20	475	504,688
Limited Brands, Inc.	7.60	07/15/37	350	348,688
Total Consumer Cyclical
(Cost $904,130)				946,451
Consumer Non-Cyclical - 1.2%
C&S Group Enterprises LLC 3,4
(Cost $448,342)	8.38	05/01/17	450	471,375
Energy - 13.6%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp. 2	8.63	10/15/20	525	555,188
Calfrac Holdings L.P. 2,3,4	7.50	12/01/20	525	501,375
Crosstex Energy L.P./Crosstex Energy Finance Corp. 2	8.88	02/15/18	475	501,719
EV Energy Partners L.P./EV Energy Finance Corp. 2	8.00	04/15/19	525	521,062
Frac Tech Services LLC/Frac Tech Finance, Inc. 3,4	8.13	11/15/18	225	226,687
GMX Resources, Inc. 2,7	11.00	12/01/17	190	155,148
Hercules Offshore, Inc. 2,3,4	10.50	10/15/17	300	300,000
Hilcorp Energy I LP/Hilcorp Finance Co. 2,3,4	8.00	02/15/20	475	511,812
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	140	150,850
McJunkin Red Man Corp. 2	9.50	12/15/16	450	486,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 2	8.88	03/15/18	250	243,750
Petroleum Geo-Services ASA 3,4,6	7.38	12/15/18	225	231,187
Trinidad Drilling Ltd. 2,3,4,6	7.88	01/15/19	310	329,375
Venoco, Inc. 2	8.88	02/15/19	500	455,000
W&T Offshore, Inc.	8.50	06/15/19	185	191,012
Total Energy
(Cost $5,376,150)				5,360,165
Healthcare - 4.2%
HCA, Inc. 2	8.00	10/01/18	525	589,313
Health Management Associates, Inc. 2,3,4	7.38	01/15/20	525	558,469
inVentiv Health, Inc. 3,4	10.00	08/15/18	205	176,300
Pharmaceutical Product Development, Inc. 3,4	9.50	12/01/19	300	328,125
Total Healthcare
(Cost $1,569,422)				1,652,207
Media - 7.7%
American Reprographics Co. 2	10.50	12/15/16	500	502,500
Cablevision Systems Corp. 2	8.63	09/15/17	475	529,625
CCO Holdings LLC/CCO Holdings Capital Corp. 2	8.13	04/30/20	550	613,250
Cenveo Corp.	8.88	02/01/18	225	201,375
Clear Channel Communications, Inc. 2	9.00	03/01/21	500	435,000
Mediacom LLC/Mediacom Capital Corp. 2	9.13	08/15/19	525	576,188
National CineMedia LLC 3,4	6.00	04/15/22	175	178,063
Total Media
(Cost $3,028,944)				3,036,001
Real Estate - 1.3%
Realogy Corp. 2,3,4
(Cost $473,458)	7.88	02/15/19	525	513,188
Services - 13.7%
AMC Entertainment, Inc. 2	8.75	06/01/19	600	643,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2	8.25	01/15/19	525	563,063
Beazer Homes USA, Inc. 2	9.13	06/15/18	250	220,625
Caesars Entertainment Operating Company, Inc. 3,4	8.50	02/15/20	125	125,938
Caesars Entertainment Operating Company, Inc. 2	11.25	06/01/17	525	572,906
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.	9.13	08/01/18	100	111,000
Iron Mountain, Inc.	8.38	08/15/21	225	244,125
Iron Mountain, Inc. 2	8.75	07/15/18	500	516,250
Marina District Finance Company, Inc. 2	9.88	08/15/18	500	471,250
MGM Resorts International 2	7.63	01/15/17	525	542,063
MGM Resorts International 3,4	8.63	02/01/19	125	133,750

Helios Strategic Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
MTR Gaming Group, Inc.	11.50%	08/01/19	$161	$164,820
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 2,3,4	8.88	04/15/17	500	522,500
UR Merger Sub Corp.	8.25	02/01/21	275	292,875
UR Merger Sub Corp. 2	10.25	11/15/19	250	281,250
Total Services
(Cost $5,197,126)				5,405,915
Technology & Electronics - 2.7%
First Data Corp. 2,3,4	8.25	01/15/21	500	500,000
First Data Corp.	9.88	09/24/15	51	51,638
Freescale Semiconductor, Inc. 2	8.05	02/01/20	525	518,438
Total Technology & Electronics
(Cost $1,061,208)				1,070,076
Telecommunications - 7.0%
Cincinnati Bell, Inc.	8.25	10/15/17	240	249,600
Cincinnati Bell, Inc. 2	8.75	03/15/18	285	274,313
Frontier Communications Corp. 2	7.13	03/15/19	900	909,000
Level 3 Financing, Inc. 2	8.63	07/15/20	525	551,250
PAETEC Holding Corp.	9.88	12/01/18	250	279,375
Windstream Corp. 2	7.00	03/15/19	500	512,500
Total Telecommunications
(Cost $2,626,866)				2,776,038
Utility - 1.3%
NRG Energy, Inc. 2
(Cost $468,600)	8.50	06/15/19	475	496,375
Total HIGH YIELD CORPORATE BONDS
(Cost $32,250,163)				32,929,647
TERM LOAN - 0.4%
Texas Competitive Electric Holdings Company LLC 1,4
(Cost $196,501)	4.74	10/10/17	238	142,388
			Shares	Value
COMMON STOCKS - 7.8%
Automotive - 0.4%
General Motors Co. 5			6,099	$120,272
Motors Liquidation Company GUC Trust 5			1,532	18,767
Total Automotive
(Cost - $296,245)				139,039
Basic Industry - 0.8%
Huntsman Corp.
(Cost - $257,286)			25,696	332,506
Consumer Non-Cyclical - 1.4%
B&G Foods, Inc.
(Cost - $247,294)			20,000	532,000
Energy - 1.3%
BreitBurn Energy Partners LP			13,075	216,783
Crosstex Energy LP			7,800	127,920
Niska Gas Storage Partners LLC			12,500	151,375
Total Energy
(Cost - $607,112)				496,078
Telecommunications - 3.6%
AT&T, Inc.			8,500	303,110
CenturyLink, Inc.			9,500	375,155
Frontier Communications Corp.			41,180	157,719
Verizon Communications, Inc.			7,500	333,300
Windstream Corp.			26,350	254,541
Total Telecommunications
(Cost - $1,529,133)				1,423,825
Utility- 0.3%
Ferrellgas Partners L.P.
(Cost - $126,394)			6,750	127,373
Total COMMON STOCKS
(Cost $3,063,464)				3,050,821

Helios Strategic Income Fund, Inc.
Schedule of Investments (Unaudited)
June 30, 2012
	Shares	Value
WARRANTS - 0.3%
Auotmotive - 0.3%
General Motors Co. 5
Expiration: July 2019
Exercise Price: $18.33	5,546	$37,602
General Motors Co. 5
Expiration: July 2016
Exercise Price: $10.00	5,546	61,117
Total Automotive
(Cost $336,206)		98,719
Total WARRANTS
(Cost $336,206)		98,719
Total Investments - 135.4%
(Cost $51,065,023)		53,257,366
Liabilities in Excess of Other Assets - (35.4)%		(13,932,808)
TOTAL NET ASSETS - 100.0%		$39,324,558

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Variable rate security - Interest rate shown in the rate in effect as of June 30, 2012.
2 - Portion of entire principal amount pledged as collateral for credit facility.
3 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the total value of all such investments was $9,611,319 or 24.44% of net assets.
4 - Private Placement.
5 - Non-Income producing security.
6 - Foreign security or a U.S. security of a foreign company.
7 - Payment in kind security.
8 - Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors.
As of June 30, 2012, the total value of all such securities was $150 or less than 0.00% of net assets.
9 - Issuer is currently in default on its regularly scheduled interest payment.

HELIOS FUNDS
Notes to Financial Statements
June 30, 2012 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The Advisor’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs that the Advisor uses in determining fair value, including the use of the Advisor’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

The following tables provide quantitative information about each Fund’s Level 3 values, as well as their inputs, as of June 30, 2012. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

Helios Advantage Income Fund, Inc.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of June 30, 2012	Valuation Methodology	Unobservable Input	Range (Weighted Average)
Corporate Debt	$20,047,475	Broker quotes	NBIB (1)	59.70% - 127.41% (99.85%)
Total Fair Value for Level 3 Investments	$20,047,475

Helios High Income Fund, Inc.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of June 30, 2012	Valuation Methodology	Unobservable Input	Range (Weighted Average)
Corporate Debt	$14,256,181	Broker quotes	NBIB (1)	59.70% - 127.41% (99.79%)
Total Fair Value for Level 3 Investments	$14,256,181

Helios Multi-Sector High Income Fund, Inc.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of June 30, 2012	Valuation Methodology	Unobservable Input	Range (Weighted Average)
Corporate Debt	$17,111,875	Broker quotes	NBIB (1)	59.70% - 127.41% (99.62%)
Total Fair Value for Level 3 Investments	$17,111,875

Helios Strategic Income Fund, Inc.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of June 30, 2012	Valuation Methodology	Unobservable Input	Range (Weighted Average)
Corporate Debt	$12,367,305	Broker quotes	NBIB (1)	59.70% - 138.38% (102.07%)
Total Fair Value for Level 3 Investments	$12,367,305

(1)
The Company generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Advisor, including performance and covenant compliance information as provided by the independent trustee.

Significant increases or decreases in the any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Advisor (or its third party service provider who is subject to oversight by the Advisor), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information and is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing each Fund’s investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$865,509	$131,596	$997,105
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	4,529,897	51,022,398	-	-	-	55,552,295
Level 3 - Significant Unobservable Inputs	-	20,047,475	199,344	-	-	20,246,819
Total	$4,529,897	$71,069,873	$199,344	$865,509	$131,596	$76,796,219

Helios High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$632,781	$98,719	$731,500
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,848,270	34,877,012	-	-	-	38,725,282
Level 3 - Significant Unobservable Inputs	-	14,256,181	156,627	-	-	14,412,808
Total	$3,848,270	$49,133,193	$156,627	$632,781	$98,719	$53,869,590

Helios Multi-Sector High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$718,873	$115,148	$834,021
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,723,442	39,841,594	-	-	-	43,565,036
Level 3 - Significant Unobservable Inputs	-	17,111,875	170,866	-	-	17,282,741
Total	$3,723,442	$56,953,469	$170,866	$718,873	$115,148	$61,681,798

Helios Strategic Income Fund, Inc.

Valuation Inputs	Commercial Mortgage-Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$ -	$3,050,821	$98,719	$ 3,149,540
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-	8,771,382	20,562,342	-	-	-	29,333,724
Level 3 - Significant Unobservable Inputs	8,264,409	-	12,367,305	142,388	-	-	20,774,102
Total	$8,264,409	$8,771,382	$32,929,647	$142,388	$3,050,821	$98,719	$53,257,366

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$18,920,655	$185,210	$19,105,865
Accrued Discounts (Premiums)	3,081	1,287	4,368
Realized Gain/(Loss)	105,502	-	105,502
Change in Unrealized Appreciation (Depreciation)	(314,627)	12,847	(301,780)
Purchases at Cost	4,769,179	-	4,769,179
Sales Proceeds	(2,106,002)	-	(2,106,002)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(1,330,313)	-	(1,330,313)	(a)
Balance as of June 30, 2012	$20,047,475	$199,344	$20,246,819
Change in unrealized gains or losses relating to assets still held at reporting date	$ (213,753)	$ 12,847	$ (200,906)

Helios High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$13,709,679	$145,522	$13,855,201
Accrued Discounts (Premiums)	1,429	1,011	2,440
Realized Gain/(Loss)	122,431	-	122,431
Change in Unrealized Appreciation (Depreciation)	(277,729)	10,094	(267,635)
Purchases at Cost	3,061,624	-	3,061,624
Sales Proceeds	(1,783,753)	-	(1,783,753)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(577,500)	-	(577,500)	(a)
Balance as of June 30, 2012	$14,256,181	$156,627	$14,412,808
Change in unrealized gains or losses relating to assets still held at reporting date	$ (148,273)	$ 10,094	$ (138,179)

Helios Multi-Sector High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$15,840,232	$158,751	$15,998,983
Accrued Discounts (Premiums)	1,124	1,104	2,228
Realized Gain/(Loss)	123,917	-	123,917
Change in Unrealized Appreciation (Depreciation)	152,698	11,011	163,709
Purchases at Cost	3,776,532	-	3,776,532
Sales Proceeds	(1,854,503)	-	(1,854,503)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(928,125)	-	(928,125)	(a)
Balance as of June 30, 2012	$17,111,875	$170,866	$17,282,741
Change in unrealized gains or losses relating to assets still held at reporting date	$ 276,510	$ 11,011	$ 287,521

Helios Strategic Income Fund, Inc.

Investments in Securities	Commercial Mortgage-Backed Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$8,205,705	$11,827,302	$132,293	$20,165,300
Accrued Discounts (Premiums)	(22,600)	1,883	920	(19,797)
Realized Gain/(Loss)	-	120,666	-	120,666
Change in Unrealized Appreciation (Depreciation)	81,304	(269,117)	9,175	(178,638)
Purchases at Cost	-	2,994,075	-	2,994,075
Sales Proceeds	-	(1,756,254)	-	(1,756,254)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(551,250)	-	(551,250)	(a)
Balance as of June 30, 2012	$8,264,409	$12,367,305	$142,388	$20,774,102
Change in unrealized gains or losses relating to assets still held at reporting date	$ 81,305	$ (141,656)	$ 9,175	$ (51,175)
(a) Transferred due to increase/decrease of observable market data for these securities primarily an increase in trade basis information versus dealer quotes.

Credit facility: The Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended June 30, 2012, the average interest rate paid on the amounts outstanding under the line of credit was 1.23% for each of the Funds.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi-Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at June 30, 2012	23,700,000	17,425,000	19,800,000	15,950,000
Line of credit amount unused at June 30, 2012	3,300,000	1,575,000	2,200,000	2,050,000
Average balance outstanding during the period	23,700,000	17,425,000	19,800,000	15,950,000
Interest expense incurred on line of credit during the period	82,516	58,947	67,811	55,188

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at June 30, 2012.

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$74,282,657	$4,387,878	$(1,874,316)	$2,513,562
Helios High Income Fund, Inc.	52,114,979	3,243,561	(1,488,950)	1,754,611
Helios Multi-Sector High Income Fund, Inc.	59,883,276	3,499,990	(1,701,468)	1,798,522
Helios Strategic Income Fund, Inc.	51,065,023	3,751,445	(1,559,102)	2,192,343

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios Strategic Income Fund, Inc.

By (Signature and Title)                     /s/ Kim G. Redd
Kim G. Redding
Principal Executive Officer

Date        August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Kim G. Redd
Kim G. Redding
Principal Executive Officer

Date       August 28, 2012

By (Signature and Title)*                   /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date       August 28, 2012

* Print the name and title of each signing officer under his or her signature.